Share-based Compensation	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Share-Based Payment Arrangement [Abstract]
Share-based Compensation
9.	Share-based Compensation
As of September 30, 2023 and March 31, 2023, the Company has outstanding share-based awards under the Beneficient Management Partners, L.P. (“BMP”) Equity Incentive Plan, the Beneficient 2023 Long Term Incentive Plan (the “2023 Incentive Plan”), and BCH Preferred A.1 Unit Accounts, as more fully described below.
BMP Equity Incentive Plan
The Board of Directors of Ben Management, Ben’s general partner prior to the Conversion, adopted the BMP Equity Incentive Plan in 2019. Under the BMP Equity Incentive Plan, certain directors and employees of Ben are eligible to receive equity units in BMP, an entity affiliated with the Board of Directors of Ben Management, in return for their services to Ben. The BMP equity units eligible to be awarded to employees is comprised of BMP’s Class A Units and/or BMP’s Class B Units (collectively, the “BMP Equity Units”).
The BMP Equity Units include awards that fully vest upon grant and awards that are subject to service-based vesting of a four-year period from the date of hire. Expense associated with the vesting of these awards is based on the fair value of the BMP Equity Units on the date of grant. Compensation cost is recognized for the granted awards on a straight-line basis using the graded vesting method, and forfeitures are accounted for at the time that such forfeitures occur. Expense recognized for these awards is specially allocated to certain holders of redeemable noncontrolling interests.
The fair value of the BMP Equity Units was determined on the grant-date using a probability-weighted discounted cash flow analysis. This fair value measurement is based on significant inputs not observable in the market and thus represents a Level 3 measurement within the fair value hierarchy. The resultant probability-weighted cash flows are then discounted using a rate that reflects the uncertainty surrounding the expected outcomes, which the Company believes is appropriate and representative of a market participant assumption, and for lack of marketability given the underlying units of the awards are not publicly traded.
There were no BMP Equity Units granted during the six months ended September 30, 2023. The table below summarizes the key inputs used in the valuation of the BMP Equity Units granted during the six months ended September 30, 2022:

Range of Targets
Unobservable Inputs	Six Months Ended September 30, 2022
Expected term in years	4
Discount rate	32.1%
Discount for lack of marketability	23.1%
Long-term growth rate (after discrete projection period)	2.5%
The expected term represents the average estimated time that a recipient will be an employee of Ben and thus eligible to participate fully in the BMP Equity Incentive Plan. The discount rate is based on a modified capital asset pricing model, which includes certain observable market inputs and other data for an identified group of comparable public companies. The discount for lack of marketability is based on a Finnerty put-option model, which similarly includes certain observable market inputs and other data for an identified group of comparable public companies. The long-term growth rate is the estimated growth rate of the earnings related to BMP Equity Units that is applied to the years subsequent to Ben’s discrete cash flow periods.
2018 Ben Equity Incentive Plan
The Ben Equity Incentive Plan was adopted in September 2018 (the “2018 Ben Equity Incentive Plan”). Under the 2018 Ben Equity Incentive Plan, Ben was permitted to grant equity awards in the form of restricted equity units (“REUs”), representing ownership interests in BCG Common Units. Effective as of the Conversion, the Company assumed obligations under the outstanding REUs under the 2018 Equity Incentive Plan and agreed to issue shares of Class A common stock upon settlement of such outstanding REUs. Settled awards under the 2018 Ben Equity Incentive Plan dilute BCG’s Common Unitholders. The total number of BCG Common Units that were issuable under the 2018 Ben Equity Incentive Plan was equivalent to 15% of the number of fully diluted BCG Common Units outstanding, subject to annual adjustment. All awards were classified in equity upon issuance. Following the Business Combination, no additional awards may be issued under the 2018 Equity Incentive Plan and all outstanding awards are settleable at a ratio of 1.25 shares of the Class A common stock for each restricted equity unit.
During the third quarter of 2020, 515,000 units were granted to a senior partner director subject to a performance condition. The performance condition was met upon public listing in June 2023 and expense for vested units was recognized during the three months ended June 30, 2023. The recognition of the remaining compensation cost will be recognized over the remaining vesting period. Total recognized compensation cost related to these awards for the three and six months ended September 30, 2023 is approximately $0.3 million and $5.5 million, respectively. The originally granted units were increased at a rate of one-to-1.25 units, or by 128,750 units, upon public listing and effectiveness of the 2023 Incentive Plan. The remaining unrecognized compensation cost related to these awards is approximately $1.0 million as of September 30, 2023.
Effective April 1, 2022, Ben granted 513,533 REUs to employees and certain directors, which increased at a rate of one to 1.25 units, or by 128,383 units upon public listing and effectiveness of the 2023 Incentive Plan, of which, 65,238 have been forfeited. Effective October 1, 2022, 40,180 REUs were granted to employees, which increased at a rate of one to 1.25 units, or by 10,045 units upon public listing and effectiveness of the 2023 Incentive Plan, of which, 6,550 have been forfeited. The performance condition for these awards was met upon public listing in June 2023 and expense for vested units was recognized during the three months ended June 30, 2023. The recognition of the remaining compensation cost will be recognized over the remaining vesting period.
Total recognized compensation cost related to these awards for the three and six months ended September 30, 2023 is approximately $3.1 million and $6.0 million, respectively. The remaining unrecognized compensation cost related to these awards is approximately $3.0 million as of September 30, 2023.
2023 Incentive Plan
On June 6, 2023, Company’s board of directors adopted the 2023 Incentive Plan, which was approved by the Company’s stockholders. Under the 2023 Incentive Plan, Ben is permitted to grant equity awards in the form of restricted stock units (“RSUs”). Subject to certain adjustments, the aggregate number of shares of Class A common stock expected to be issuable under the 2023 Incentive Plan in respect of awards will be equal to 15% of the aggregate number of fully diluted shares issued and outstanding, subject to quarterly adjustment. Settled awards under the 2023 Incentive Plan dilute common stockholders. All awards are classified in equity upon issuance.
Awards are generally subject to service-based vesting over a multi-year period from the recipient’s grant date, though some awards may fully vest upon grant date, or be subject to performance conditions. While providing services to Ben, if applicable, certain of these awards are subject to minimum retained ownership rules requiring the award recipient to continuously hold RSUs equal to at least 15% of their cumulatively granted awards.
Preferred Equity
On April 1, 2022, a certain director was assigned BCH Preferred A.1 with a grant date of December 31, 2021 and having an account balance of $5.7 million (the “Initial Grant”). Further, effective as of April 3, 2022, the director was assigned additional BCH Preferred A.1 (the “Additional Grant” and together with the Initial Grant, the “BHI Grants”) with a grant date of December 31, 2021 and having an account balance of $3.8 million. The Initial Grant is subject to a service condition, which requires compensation cost to be recognized over the explicit, substantive service vesting period that extends after the grant date. The Additional Grant was fully vested upon issuance.
In order to provide that certain director with cash to cover any tax liability arising from the BHI Grants, BCH and the director entered into a Unit Account Redemption Agreement, effective as of April 3, 2022, whereby BCH was required to purchase and redeem from that certain director all of the BCH Preferred A.1 granted to the director pursuant to the BHI Tax Grant for a purchase price of $3.8 million, in cash. Such redemption occurred in full on June 10, 2022.
Commissions
Certain of our employees’ commission compensation is in the form of common stock. Such shares granted to employees are subject to service-based vesting conditions over a multi-year period from the recipient’s grant date. Awards granted through June 8, 2023 were also subject to a performance condition, which was met on June 8, 2023 when Ben became publicly listed. The Company recorded $0.3 million and $2.6 million of share-based compensation expense related to these awards during the three and six months ended September 30, 2023, respectively.
The following table summarizes the award activity, in units, for the BMP and Ben Equity Incentive Plans during the six months ended September 30, 2023:

	BMP		RSU
(units in thousands)	Units	Weighted Average Grant Date Fair Value per Unit	Units	Weighted Average Grant Date Fair Value per Unit
Balance, March 31, 2023	438	$10.04	1,749	$10.00

Granted during the period	—	—	4,060	2.73
Vested during the period	(147)	9.88	(3,060)	4.95
Forfeited during the period	—	—	(98)	4.18

Balance, September 30, 2023	291	$10.11	2,651	$4.91

The following table presents the components of share-based compensation expense, included in employee compensation and benefits, recognized in the consolidated statements of comprehensive income (loss) for the three and six months ended September 30, 2023 and 2022:

	Three Months Ended September 30,		Six Months Ended September 30,
(dollars in thousands)	2023	2022	2023	2022
BMP equity units	$569	$1,198	$1,244	$2,700
Restricted stock units	7,318	1,253	16,041	2,686
Preferred equity	286	286	572	858
Other (1)	330	—	17,647	—

Total share-based compensation	$8,503	$2,737	$35,504	$6,244

(1)
The year-to-date period includes $15.0 million of compensation recognized related to the BCG Recapitalization and $2.6 million recognized for equity based compensation issued to employees for Ben Liquidity transactions.

Unrecognized share-based compensation expense totaled $13.2 million as of September 30, 2023, which we expect to recognize based on scheduled vesting of awards outstanding at September 30, 2023. The following table presents the share-based compensation expense expected to be recognized over the next five fiscal years ending March 31 for awards outstanding as of September 30, 2023:

(dollars in thousands)	BMP	RSU	Preferred	Commissions	Total
Six months ending 2024	$831	$2,972	$286	$328	$4,417
2025	662	3,469	—	191	4,322
2026	242	2,521	—	60	2,823
2027	14	1,249	—	—	1,263
2028	—	355	—	—	355

Total	$1,749	$10,566	$286	$579	$13,180

12. Share-based Compensation
As of March 31, 2023 and March 31, 2022, the Company has outstanding share-based awards under the Beneficient Management Partners, L.P. (“BMP”) Equity Incentive Plan, the Ben Equity Incentive Plan, and BCH Preferred A.1 Unit Accounts, as more fully described below.
BMP Equity Incentive Plan
The Board of Directors of Ben Management, Ben’s general partner, adopted the BMP Equity Incentive Plan in 2019. Under the BMP Equity Incentive Plan, certain directors and employees of Ben are eligible to receive equity units in BMP, an entity affiliated with the Board of Directors of Ben Management, in return for their services to Ben. The BMP equity units eligible to be awarded to employees is comprised of BMP’s Class A Units and/or BMP’s Class B Units (collectively, the “BMP Equity Units”). As of March 31, 2023, the Board has authorized the issuance of up to 119,000,000 units each of the BMP Equity Units. All awards are classified in equity upon issuance.
BMP’s Class A Units indirectly participate in profits from certain revenue streams associated with BCH through the FLP Subclass 2 Unit Accounts of BCH as described in Note 13. The income allocation from the FLP Subclass 2 Units is reinvested equally into Class S Ordinary Units and Class S Preferred Units issued by BCH on a quarterly basis. For vested Class A Units, on a quarterly basis and subject to certain restrictions, the holder can direct that all or a portion of the Class S Ordinary Units and Class S Preferred Units attributable to such vested units be converted into BCG’s Common Units and either i) distributed to the holder or ii) sold to another party with the proceeds less any transaction expenses distributed to the holder. Upon holder’s termination of employment from Ben for reasons other than cause, BMP will redeem the vested Class A Units for consideration comprised of either i) BCG Common Units or ii) cash proceeds from BCG Common Units being sold to another party less any transaction expenses. The value at redemption is based on the continued participation in the income allocated to the holder’s Class A Units for five years, with such continued participation reduced each year after termination by 20 percent.
The BMP Class B Units indirectly participate in 49.5 percent of the income of Constitution Private Capital Company, L.L.C. Upon a recipient’s termination of employment from Ben for reasons other than cause, BMP will reacquire the outstanding vested Class B Units from the recipient for consideration valued at eight times normalized earnings before interest, taxes, depreciation, and amortization as forecasted by the Partnership’s General Partner in its sole discretion.
While providing services to Ben, if applicable, certain of these awards are subject to minimum retained ownership rules requiring the award recipient to continuously hold BMP Equity Units equivalents equal to at least 25% of their cumulatively granted awards that have the minimum retained ownership requirement. The awards are generally non-transferable.
Awards under the BMP Equity Incentive Plan that vest ultimately dilute Ben’s Common Unitholders.
The BMP Equity Units include awards that fully vest upon grant and awards that are subject to service-based vesting of a four-year period from the date of hire. Expense associated with the vesting of these awards is based on the fair value of the BMP Equity Units on the date of grant. Compensation cost is recognized for the granted awards on a straight-line basis using the graded vesting method, and forfeitures are accounted for at the time that such forfeitures occur. Expense recognized for these awards is specially allocated to certain holders of redeemable noncontrolling interests.
The fair value of the BMP Equity Units was determined on the grant-date using a probability-weighted discounted cash flow analysis. This fair value measurement is based on significant inputs not observable in the market and thus represents a Level 3 measurement within the fair value hierarchy. The resultant probability-weighted cash flows are then discounted using a rate that reflects the uncertainty surrounding the expected outcomes, which the Company believes is appropriate and representative of a market participant assumption, and for lack of marketability given the underlying units of the awards are not publicly traded.
The table below summarizes the key inputs used in the valuation of the BMP Equity Units granted during each of the periods ended below:

	Range of Targets
Unobservable Inputs	Year Ended March 31, 2023	Three Months Ended March 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Expected term in years	4	4	4	4
Discount rate	32.1%	32.1%	32.1%	27.8%
Discount for lack of marketability	23.1%	23.1%	23.1%	19.4%
Long-term growth rate (after discrete projection period)	2.5%	2.5%	2.5%	2.5%
The expected term represents the average estimated time that a recipient will be an employee of Ben and thus eligible to participate fully in the BMP Equity Incentive Plan. The discount rate is based on a modified capital asset pricing model, which includes certain observable market inputs and other data for an identified group of comparable public companies. The discount for lack of marketability is based on a Finnerty put-option
model, which similarly includes certain observable market inputs and other data for an identified group of comparable public companies. The long-term growth rate is the estimated growth rate of the earnings related to BMP Equity Units that is applied to the years subsequent to Ben’s discrete cash flow periods.
During the second quarter of 2020, 1,963,969 vested units were forfeited and returned as a result of an agreement allowing Ben to recover the aforementioned units held by one former director of Ben. Ben recognized $36.3 million of other income as a result of the forfeiture of vested share-based compensation, including both BMP Equity Units and restricted equity units issued under the Ben Equity Incentive Plan described below. A substantial majority of the former director’s share-based compensation units were fully vested, and the majority of the related expense was allocated to certain holders of noncontrolling interests and recorded in prior periods. The same certain holders of noncontrolling interests were allocated the majority of the related income arising from the forfeiture in 2020. The forfeiture of these units is being challenged in private arbitration. Refer to Note 20 for more information.
Ben Equity Incentive Plan
The Board of Directors of Ben Management, BCG’s general partner, adopted the Ben Equity Incentive Plan in September 2018. Under the Ben Equity Incentive Plan, Ben is permitted to grant equity awards in the form of restricted equity units (“REUs”) up to a maximum of 12,811,258, representing ownership interests in BCG Common Units. Settled awards under the Ben Equity Incentive Plan dilute BCG’s Common Unitholders. The total number of BCG Common Units that may be issued under the Ben Equity Incentive Plan is equivalent to 15% of the number of fully diluted BCG Common Units outstanding, subject to annual adjustment. All awards are classified in equity upon issuance.
Awards are generally subject to service-based vesting over a multi-year period from the recipient’s date of hire, though some awards are expected to be fully vested upon grant date, both subject to the completion of certain performance conditions. While providing services to Ben, if applicable, certain of these awards are subject to minimum retained ownership rules requiring the award recipient to continuously hold BCG Common Unit equivalents equal to at least 15% of their cumulatively granted awards that have the minimum retained ownership requirement.
For substantially all of the awards granted in 2020, we estimated the fair value of REUs using the valuation techniques consistent with those utilized to determine the acquisition date equity values arising from GWG Holdings obtaining a controlling financial interest in BCG. These valuation techniques principally relied upon the Option Pricing Model Backsolve approach under the market method.
For the REUs granted in the latter portion of 2020, which is a de minimis
amount of the total 2020 REUs, and for periods thereafter, we utilized valuation techniques consisting of the income approach and market approach.
During the second quarter of 2020, 507,500 vested units were forfeited as a result of an agreement allowing Ben to recover the aforementioned units held by one former director of Ben as further discussed above.
During the third quarter of 2020, 515,000 units were granted to a senior partner director subject to a performance condition. The performance condition has not been met as of March 31, 2023. As the performance condition of the grant is based on a liquidity event, recognition of the related compensation cost is deferred until the condition is met. Total unrecognized compensation cost related to this award is approximately $6.4 million as of March 31, 2023.
Effective April 1, 2022, Ben granted 513,533 REUs to employees and directors, 39,691 of which have been forfeited. Effective October 1, 2022, 40,180 REUs were granted to employees. Awards will generally be subject to service-based vesting over a multi-year period from the grant date, subject to a performance condition. The performance condition has not been met as of March 31, 2023. As the performance condition of the grant is based on a liquidity event, recognition of the related compensation cost is deferred until the condition is met. Total unrecognized compensation cost related to these awards is approximately $6.4 million as of March 31, 2023.

Preferred Equity
On April 25, 2019, BCH Preferred A.1 Unit Accounts were assigned to three board directors, with each having a capital account balance of $4.0 million, subject to a performance condition, in return for each of the board directors providing to BCH their knowledge and abilities in helping with the formation of and growth for the Company. BHI, a Related Entity, assigned the BCH Preferred A.1 Unit Accounts it holds to the directors for those individuals providing services to BCH. One director subsequently forfeited their award, which reverted back to BHI. Accounting for services provided to the Company but paid by a principal shareholder follows the substance of the transaction and is therefore accounted for similar to a share-based payment in exchange for services rendered.
For the remaining awards, the performance condition was met during the fourth quarter of 2020 and expense of $11.4 million was recognized and specially allocated to certain BCH Preferred A.1 Unit Account holders on a pro-rata
basis based on their capital account balance. The expense recognized upon vesting is reflective of the value calculated after the determination of overall enterprise value in connection with the December 31, 2019 transaction with GWG Holdings (discussed in Note 4).
On April 1, 2022, a certain director was assigned BCH Preferred A.1 with a grant date of December 31, 2021 and having an account balance of $5.7 million (the “Initial Grant”). Further, effective as of April 3, 2022, the director was assigned additional BCH Preferred A.1 (the “Additional Grant” and together with the Initial Grant, the “BHI Grants”) with a grant date of December 31, 2021 and having an account balance of $3.8 million. The Initial Grant is subject to a service condition, which requires compensation cost to be recognized over the explicit, substantive service vesting period that extends after the grant date. The Additional Grant was fully vested upon issuance. As such, $7.2 million of compensation expense was recognized during the year ended December 31, 2021 related to these grants.
In order to provide that certain director with cash to cover any tax liability arising from the BHI Grants, BCH and the director entered into a Unit Account Redemption Agreement, effective as of April 3, 2022, whereby BCH was required to purchase and redeem from that certain director all of the BCH Preferred A.1 granted to the director pursuant to the BHI Tax Grant for a purchase price of $3.8 million, in cash. Such redemption occurred in full on June 10, 2022.

The following table summarizes the award activity, in units, for the BMP and Ben Equity Incentive Plans during the year ended March 31, 2023, the three months ended March 31, 2022, and the years ended December 31, 2021 and 2020:

	BMP		REU
(units in thousands)	Units	Weighted Average Grant Date Fair Value per Unit	Units	Weighted Average Grant Date Fair Value per Unit
Balance, December 31, 2019	180	$11.82	247	$12.50

Granted during the period	7,363	9.61	5,603	12.50
Vested during the period	(5,037)	9.61	(3,354)	12.50
Forfeited during the period	(380)	9.61	(303)	12.50

Balance, December 31, 2020	2,126	$9.61	2,193	$12.50

Granted during the period	216	10.67	216	12.50
Vested during the period	(788)	9.67	(619)	12.50
Forfeited during the period	(203)	9.69	(152)	12.50

Balance, December 31, 2021	1,351	$9.73	1,638	$12.50

Granted during the period	40	10.67	111	12.50
Vested during the period	(195)	9.70	(195)	12.50
Forfeited during the period	(78)	9.61	(51)	12.50

Balance, March 31, 2022	1,118	$9.78	1,503	$12.50

Granted during the period	35	10.67	510	12.50
Vested during the period	(646)	9.73	(524)	12.50
Forfeited during the period	(69)	10.00	(90)	12.50

Balance, March 31, 2023	438	$10.04	1,399	$12.50

The following table presents the components of share-based compensation expense, included in employee compensation and benefits, recognized in the consolidated statements of comprehensive income (loss) for the year ended March 31, 2023, the three months ended March 31, 2022, and the years ended December 31, 2021 and 2020:

	Year Ended March 31,	Three Months Ended March 31,	Year Ended December 31,
(dollars in thousands)	2023	2022	2021	2020
BMP equity units	$4,297	$1,289	$7,390	$51,963
Restricted equity units	4,358	1,539	8,537	44,402
Preferred equity	1,430	—	7,226	11,443

Total share-based compensation	$10,085	$2,828	$23,153	$107,808

Unrecognized share-based compensation expense, excluding the expense related to the REU performance award discussed above, totaled $6.4 million as of March 31, 2023, which we expect to recognize based on scheduled vesting of awards outstanding at March 31, 2023.

The following table presents the share-based compensation expense expected to be recognized over the next five fiscal years ending March 31 for awards outstanding, excluding the REU awards subject to the performance condition discussed above, as of March 31, 2023:

(dollars in thousands)	BMP	REU	Total
2024	$2,075	$2,503	$4,578
2025	662	736	1,398
2026	242	150	392
2027	14	—	14
2028	—	—	—

Total	$2,993	$3,389	$6,382

Weighted-average period to be recognized	1.61	1.46